Other liabilities	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other liabilities
17	Other liabilities

	2021	2020
Placement agent fees	50	1,250
Suppliers	7,223	3,039
Advances from customers	—	1,688
Occupancy costs	149	146
Lease liabilities (a)	951	780
Other current liabilities	18	10

Other current liabilities	8,391	6,913

Investment fund participating share in Patria Brazilian Private Equity III, Ltd., and Patria Brazil Real Estate Fund General Partner II, Ltd. (b)	796	1,515
Lease liabilities (a)	6,913	802
Other non-current liabilities	37	57

Other non-current liabilities	7,746	2,374

(a)	The Group is the lessee in lease agreements for which the underlying assets are the office spaces located in São Paulo, Grand Cayman, Montevideo, London and Santiago. See note 20.
(b)
This liability refers to a participating share held by a related party in Patria Brazilian Private Equity III, Ltd., and Patria Brazil Real Estate Fund General Partner II, Ltd. that gives it the right to all returns and the related investment in PBPE Fund III (Ontario), L.P. and Patria Brazil Real Estate Fund II, L.P. For more details, see note 12(b).